Expense Example, No Redemption - FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF - FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	77	240	417	930